Other Balance Sheet Accounts - Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017	[1]
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses	$ 23,588	$ 21,278
Accrued interest income on short-term investments	3,072	2,582
Other receivables	1,977	3,059
Other current assets	1,599	2,816
Total prepaid expenses and other current assets	$ 30,236	$ 29,735	[1]	$ 24,139

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.